Shareholders' equity (Details) $ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 04, 2020	Jun. 30, 2020	Jun. 25, 2020 USD ($) shares	Apr. 30, 2020	Aug. 31, 2019 USD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Sep. 30, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Shareholders' equity (Details) [Line Items]
Gross proceeds										$ 195,440		$ 26,328
Fair value of options granted														$ 800,000
Description of subsequent event										the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. Subsequent to the year end, the Company issued 290,170 shares, at an average selling price of $23.78 per share, for net proceeds of $6.8 million under Company’s At-The-Market offering.	the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. Subsequent to the year end, the Company issued 290,170 shares, at an average selling price of $23.78 per share, for net proceeds of $6.8 million under Company’s At-The-Market offering.
Agreement, description	the Company entered into an agreement to sell, on a bought deal basis, 6,100,000 common shares of the Company, at US$17.25 per common share, for gross proceeds of US$105.0 million. As part of the agreement, the Company granted an option to the underwriters to sell up to an additional 610,000 common shares of the Company, at a price of US$17.25 per common share, for gross proceeds of US$10.5 million. The financing closed on December 9, 2020, and the underwriters fully exercised their option to purchase the additional common shares. In aggregate, 6,710,000 common shares were issued, at a price of US$17.25 per common share, for gross proceeds of US$115.7 million.
Financial position, description		the Company issued 345,000 flow-through common shares at $32.94 per common share for aggregate gross proceeds of $11.4 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2020. In accordance with draft legislation released on December 16, 2020 in relation to the COVID-19 pandemic, a 12-month extension has been proposed to the normal timelines in which the qualifying exploration expenditures should be incurred. At the time of issuance of the flow-through shares, $3.9 million premium was recognized as a liability on the consolidated statements of financial position. During 2020, the Company incurred $4.7 million of qualifying exploration expenditures and $1.6 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive loss.
Issuance of common shares | shares									100,000
Common price per share (in Dollars per share) | $ / shares									$ 24.64
Aggregate of gross proceeds (in Dollars)									$ 2,500
Recognized premium liability (in Dollars)										$ 500
Exploration expenditures (in Dollars)										500		$ 2,000
Premium recognized other income (in Dollars)										$ 100
Expiration of share options, description										The outstanding share options at December 31, 2020 expire at various dates between February 2021 and June 2024.	The outstanding share options at December 31, 2020 expire at various dates between February 2021 and June 2024.
Exercised options | shares										390,153	390,153	503,831	503,831
Proceeds amount (in Dollars)											$ 4,300,000		$ 5,200,000
RSUs Vasted | shares										139,600	139,600	68,000	68,000
Common shares issued | shares							571,831			(529,753)		571,831
Weighted average share price exercise options | (per share)							$ 17.70					$ 17.70			$ 24.03
Grants to directors | shares			425,000
Fair value of extenssion (in Dollars)			$ 4,400,000
Description of options						50,000 five-year options with an exercise price of $16.94, to purchase common shares of the Company, with a grant-date fair value of $0.4 million, were granted to a new Board member. These options also vested in December 2020 upon the acquisition of the Snowfield property and $0.1 million of the fair value of these options, not previously expensed, was charged to the statement of operations and comprehensive loss on an accelerated basis, to match the change in the estimated service period.
Fair value of options (in Dollars)											$ 100,000
Restricted stock units, description										the Board granted 135,450 RSUs. Of these, 28,000 RSUs were granted to the board members, 80,300 RSUs were granted to members of senior management, and the remaining	the Board granted 135,450 RSUs. Of these, 28,000 RSUs were granted to the board members, 80,300 RSUs were granted to members of senior management, and the remaining
Liabilities (in Dollars)							$ 34,349			$ 33,099		$ 34,349
Restricted Stock Unit | shares								139,600
Fair value amount (in Dollars)								$ 2,400
Amortized expenses								$ 300					$ 2,100,000
Exercised options shares | shares										354,668	354,668
Exercised options shares (in Dollars)											$ 3,900
Stock options outstanding | shares							3,003,150			2,611,691		3,003,150
RSU's outstanding | shares										135,450	135,450	139,600	139,600
Stock options and Restricted share units [Member]
Shareholders' equity (Details) [Line Items]
Shares issued | shares										1,327,046
Price per share (in Dollars per share) | $ / shares										$ 21.94
Fair value of options granted						$ 400				$ 28,500
Stock options term										5 years	5 years
Description of options												In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a grant-date fair value of $4.3 million, were granted. Of these, 408,000 options were granted to board members that were subject to shareholder approval. 150,000 options were granted to members of senior management. The remaining 10,000 options were granted to a member of management and vest over a three-year period. At the end of the second quarter of 2019, shareholders approved the 408,000 options granted to the board members, and the fair value was re-estimated, at the time, resulting in an additional $0.4 million fair value to be recognized over the estimated service period. During the second quarter of 2019, the shareholders also approved the grant of 50,000 five-year options to a new board member, with an exercise price of $17.72 and fair value of $0.4 million.	In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a grant-date fair value of $4.3 million, were granted. Of these, 408,000 options were granted to board members that were subject to shareholder approval. 150,000 options were granted to members of senior management. The remaining 10,000 options were granted to a member of management and vest over a three-year period. At the end of the second quarter of 2019, shareholders approved the 408,000 options granted to the board members, and the fair value was re-estimated, at the time, resulting in an additional $0.4 million fair value to be recognized over the estimated service period. During the second quarter of 2019, the shareholders also approved the grant of 50,000 five-year options to a new board member, with an exercise price of $17.72 and fair value of $0.4 million.
Equity financings [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds							$ 40,000							$ 5,100,000
Shares issued | shares																	250,000
Price per share (in Dollars per share) | $ / shares																	$ 20.50
Liabilities (in Dollars)										$ 4,000
Equity financings [Member] | At-The-Market [Member]
Shareholders' equity (Details) [Line Items]
Shares issued | shares							231,084					231,084
Price per share (in Dollars per share) | $ / shares							$ 17.58					$ 17.58
Net proceeds (in Dollars)												$ 4,000
Non-Brokered Private Placement [Member]
Shareholders' equity (Details) [Line Items]
Agreement, description				the Company closed a non-brokered private placement of 1.2 million common shares, at a price of $11.75 per common share, for gross proceeds of $14.1 million. As part of the private placement agreement, the Company granted an option to increase the size of the private placement by an additional 240,000 common shares exercisable until May 15, 2020. The 240,000 options were fully exercised on May 6, 2020 at a price of $11.75 per share, for gross proceeds of $2.8 million.
Private Placement [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds					$ 20,400,000
Shares issued | shares																1,200,000
Price per share (in Dollars per share) | $ / shares																$ 17.02
Exploration expenditures (in Dollars)												2,400
Premium recognized other income (in Dollars)												$ 400
Liabilities (in Dollars)										$ 3,400
Snowstorm Exploration LLC [Member]
Shareholders' equity (Details) [Line Items]
Agreement, description										As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share, which are still outstanding as at December 31, 2020.	As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share, which are still outstanding as at December 31, 2020.
RSU [Member]
Shareholders' equity (Details) [Line Items]
Restricted stock units, description												Of these, 32,500 RSUs were granted to the board members, 74,200 RSUs were granted to members of senior management, and the remaining 32,900 RSUs were granted to other employees of the Company.	Of these, 32,500 RSUs were granted to the board members, 74,200 RSUs were granted to members of senior management, and the remaining 32,900 RSUs were granted to other employees of the Company.
RSU's granted										27,150	27,150	(139,600)	(139,600)
Fair value of options amortized (in Dollars)							$ 500					$ 500